Fair Value Measurements	12 Months Ended
Dec. 31, 2025
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 9:- FAIR VALUE MEASUREMENTS

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2024 and 2025 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2024
	Level 1	Level 2	Level 3

Warrants liability – Public Warrants	$2,857	$-	$-
Warrant liability – Private Warrants	-	-	481

Total	$2,857	$-	$481

	December 31, 2025
	Level 1	Level 2	Level 3

Warrants liability – Public Warrants	$4,626	-	$-
Warrant liability – Private Warrants	-	-	728

Total	$4,626	-	$728

The fair value of the Public Warrants is determined with reference to the prevailing market price for warrants that are trading on Nasdaq under the ticker DRTSW.

As of December 31, 2024, the Private Warrants were valued using a blend of the Public Warrant prevailing market price and a Black Scholes Option Pricing Model, which is considered to be a Level 3 fair value measurement. As part of the inputs used in the Black-Scholes model to determine the fair value of the Private Warrants, the expected volatility of the Ordinary Shares was estimated based on the historical volatility of the Company’s publicly traded Ordinary Shares. As of December 31, 2025, the Company has applied the market approach to determine fair value, using quoted prices of the Public Warrants as of the balance sheet date.

The following table provides the inputs used for Level 3 fair value measurements:

December 31, 2024

Expected term (years)	2.18
Expected volatility	64.49%
Risk-free interest rate	4.25%
Expected dividend yield	0%
Fair value of Ordinary share	$3.10
Exercise price	$11.5

The following table presents the changes in the fair value of Level 3 Private Warrants liability:

	Year ended December 31,
	2024	2025

Fair value at beginning of the year	$977	$481
Change in fair value	(496)	247

Fair value at end of the year	$481	$728

There were no transfers in or out of Level 3 from other levels in the fair value hierarchy.